2. SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Basis of Presentation

Basis of Presentation

These consolidated financial statements represent the consolidated financial statements of Victory, formerly known as Teckmine Industries, Inc, (“Teckmine”), and its wholly-owned operating subsidiary VEC.  VEC was formed as a limited liability company under the laws of the State of Florida on March 2, 2010 and effected a conversion on March 8, 2013 into a corporation under the laws of the State of Nevada.

On June 25, 2013, pursuant to a share exchange agreement, Teckmine acquired VEC in which the existing stockholders of VEC exchanged all of their issued and outstanding shares of common stock for 32,500,000 shares of common stock of Teckmine (the “Reverse Merger”). The Reverse Merger was treated as a reverse recapitalization with VEC as the accounting acquirer and Teckmine as the accounting acquired party. Immediately after the consummation of the Reverse Merger, the previous stockholders of VEC owned 60.9% of Teckmine’s outstanding common stock and VEC became a wholly-owned subsidiary of Teckmine.  Teckmine was renamed Victory.  See Note 2.

As a result, the business and financial information included in these consolidated financial statements are the business and financial information of VEC.

Restatement

Restatement

The Company is restating its consolidated financial statements for the year ended December 31, 2013 to correct errors related to the fair value of warrant liabilities, the allocation of proceeds related to the issuance of common stock and a debt instrument and stock compensation expense.  The Company’s decision to restate the aforementioned consolidated financial statements was made as a result of management’s reconsideration of the fair value of its stock as included in various valuation models. On April 21, 2014, management concluded, and the Board of Directors has agreed, that the fair value of the Company’s stock previously determined as if the Company were a private enterprise did not properly consider the public trading value of the Company’s stock. This error impacted the warrant liability and stockholders’ deficit in the consolidated balance sheet as well as advisory agreement warrant expense, selling, general and administrative expense and interest expense in the accompanying consolidated statement of operations and comprehensive income; accordingly, these were misstated in the previously issued consolidated financial statements.  The December 31, 2013 consolidated balance sheet, consolidated statement of operations and comprehensive income, consolidated statement of stockholders’ deficit and notes to the consolidated financial statements have been restated to correct these errors.

The effect of these error corrections on the consolidated statement of operations and comprehensive income for the year ended December 31, 2013 is to increase the net loss by $11,278,890 (including increasing advisory agreement warrant expense and selling, general and administrative expense by $9,627,269 and $200,000, respectively, and increasing interest expense by $1,451,621).

The Company’s consolidated financial statements have been restated as follows:

Consolidated Statement of Operations and Comprehensive Income

	Year Ended December 31, 2013
	As Previously Reported	Adjustments	As Restated
Distribution, marketing and advertising	$8,051,411	$9,627,269	$17,678,680
Selling, general and administrative	2,836,873	200,000	3,036,873
Interest expense	353,089	1,451,621	1,804,710
Net loss	(9,427,558)	(11,278,890)	(20,706,448)

Consolidated Balance Sheet

	December 31, 2013
	As Previously Reported	Adjustments	As Restated
Warrant liability	$6,973,231	$9,627,269	$16,600,500
Additional paid-in capital	3,075,517	1,651,621	4,727,138
Accumulated deficit	(10,014,158)	(11,278,890)	(21,293,048)

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Victory and its wholly-owned subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements.  Actual results could differ from those estimates. Significant estimates inherent in the preparation of the accompanying consolidated financial statements include the allowance for doubtful accounts, the reserve for excess and obsolete inventory, assumptions used in the valuation of stock-based compensation, warrant liabilities and the allocation of proceeds with regard to convertible debt instruments as well as the recoverability of the Company’s net deferred tax assets.

Concentration of Credit Risk

Concentration of Credit and Supply Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk include cash in banks in excess of federally insured limits. The Company manages this risk by maintaining all deposits in high quality financial institutions. Cash is deposited in various financial institutions. Due to the timing of deposits and posting of disbursements, balances occasionally exceed amounts insured by the Federal Deposit Insurance Corporation.

At December 31, 2013 and 2012, there were no significant concentrations of accounts receivable included in the accompanying consolidated balance sheets.

In both 2013 and 2012, all of the Company’s products were obtained from vendors in the People’s Republic of China (“China”).  Because the Company sources products in China, the Company is significantly affected by economic conditions in that country, including increased duties, possible employee turnover, and labor unrest.  However, the Company believes that if necessary, alternative vendors for inventory would be available.

Revenue Recognition

Revenue Recognition

Revenue is derived from product sales and is recognized upon shipment to the customer and when collection is reasonably assured.  Direct sales to individual customers are recognized within internet sales in the accompanying consolidated statements of operations and comprehensive income, while all sales to retailers and distributors are recognized within retail and wholesale revenues.  Returns are accepted for a limited period, but are not significant to the Company’s overall operations.  As such, no reserve for sales returns and allowances has been determined necessary by management at both December 31, 2013 and 2012.  Payments received by the Company in advance are recorded as deferred revenue until the merchandise has shipped to the customer.

Cost of Goods Sold

Cost of Goods Sold

The Company recognizes the direct cost of purchasing product for sale, including freight-in and packaging, as cost of goods sold in the accompanying consolidated statements of operations and comprehensive income.

Shipping and Handling Costs

Shipping and Handling Costs

Outgoing shipping and handling costs are included in selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive income and totaled $282,935 and $168,350 for the years ended December 31, 2013 and 2012, respectively.

Advertising and Promotion

Advertising and Promotion

The Company expenses advertising and promotion costs as incurred.  Advertising and promotion expense recognized for the years ended December 31, 2013 and 2012 was $1,078,180 and $323,167, respectively, and is included in distribution, marketing, and advertising in the accompanying statements of operations and comprehensive income.

Cash and Cash Equivalents	Cash The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. At December 31, 2013 and 2012, the Company had no cash equivalents.
Accounts Receivable

Accounts Receivable

Accounts receivable are primarily from retail and wholesale customers or third-party internet brokers. Management reviews accounts receivable on a monthly basis to determine if any receivables are potentially uncollectible.  An allowance for doubtful accounts is determined based on a combination of historical experience, length of time outstanding, customer credit worthiness, and current economic trends.  As of December 31, 2013 and 2012, the Company expects the amount of any potentially uncollectible receivables to be insignificant; therefore, no allowance for doubtful accounts has been determined necessary by management. For the years ended December 31, 2013 and 2012, no accounts receivable were written off.

Inventory

Inventory

Inventory, which consists of ready for sale disposable and rechargeable e-cigarettes, batteries, cartomizers and other accessories, is carried at the lower of cost or fair market value.  Cost is determined using the first-in, first-out method.  Historical inventory usage and current revenue trends are considered in estimating both excess and obsolete inventories. If actual product demand and market conditions are less favorable than those projected by management, inventory write-downs may be required.

Furniture and Equipment

Furniture and Equipment

The Company records furniture and equipment at historical cost, less accumulated depreciation. Major expenditures for additions and improvements that substantially extend the useful life of furniture and equipment or increase its operating effectiveness are capitalized. Repair and maintenance costs are expensed as incurred.

Long-lived assets are reviewed for impairment whenever events or circumstances warrant such a review.  Recoverability of the asset is measured by comparison of its carrying amount to the undiscounted future net cash flows the asset is expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds its fair value, which is measured by future discounted cash flows.

The Company depreciates the cost of property and equipment over the estimated useful lives of the assets, ranging from five to ten years, using the straight-line method. As of December 31, 2013 and 2012, the Company had furniture and equipment of $29,385 and $0, respectively, and accumulated depreciation of $2,009 and $0, respectively. Depreciation expense for the years ended December 31, 2013 and 2012 was $2,009 and $0, respectively.

Employee Stock Based Compensation

Employee Stock Based Compensation

The Company awards stock based compensation as an incentive for employees to contribute to the Company’s long-term success.  The cost is measured based on the fair value of the equity or liability instruments issued on the date of grant.  Determining the appropriate fair value model and calculating the fair value of stock compensation awards requires the input of certain assumptions, including the expected life of the stock compensation awards and the Company’s expected common stock price volatility.

Non-Employee Stock Based Compensation

Non-Employee Stock Based Compensation

The Company accounts for stock based compensation awards issued to non-employees for services, at either the fair value of the services or the instruments issued in exchange for such services (based on the same methodology described for employee stock based compensation), whichever is more readily determinable.

Earnings Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per share (“EPS”) is computed by dividing net income or loss available to common stockholders by the weighted average common shares outstanding for the period. Diluted earnings per share data reflects the potential dilution of securities that could share in the earnings of an entity, such as stock options and warrants and convertible debt instruments only in periods where such effect would have been dilutive.

Income Taxes

Income Taxes

The asset and liability method is used in accounting for income taxes, whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The calculation of the Company’s tax liabilities for uncertain income tax positions based on estimates of whether, and the extent to which, additional taxes will be required.

Prior to the conversion to a corporation on March 8, 2013, the Company was a pass-through entity for income tax purposes. Accordingly, the consolidated financial statements do not include a provision for federal income taxes prior to the conversion. The Company’s earnings and losses were included in the previous members’ personal income tax returns and the income tax thereon, if any, was paid by the members. The Company now files income tax returns in the United States and state and local jurisdictions, which are subject to examination by the tax authorities in that jurisdiction, generally for three years after the filing date.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination. Management evaluated the Company’s tax positions and concluded that the Company had taken no uncertain tax positions that require adjustment to the consolidated financial statements.

Financial Instruments

Financial Instruments

The carrying amounts of cash, accounts receivable, and accounts payable approximate fair value as of December 31, 2013 and 2012, because of the relatively short maturities of these instruments.

The estimated fair values for financial instruments presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair values. The carrying values of the Company’s promissory notes approximate fair value because the underlying instruments are fixed-rate notes based on current market rates and current maturities.

Reclassifications

Reclassifications

Certain reclassifications have been made to the prior year balances in order to conform to the current year presentation.  These reclassifications had no impact on working capital, net income, stockholders’ deficit or cash flows as previously reported.